Consolidated cash flow statements - Consolidated entity [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Operating activities
Net (loss) profit for the year	€ 1,724	€ 3,027		€ (2,117)
Non-cash and operational adjustments
Depreciation of property, plant and equipment	14,339	12,223		8,754
Amortization of intangible assets	4,859	5,064		3,822
Share-based payment expense	302	1,075		1,033
Loss (gain) on disposal of property, plant and equipment	165	(83)		25
Movement in provisions	138	5		61
Movement reserve for bad debt and slow moving inventory	121	1,293		502
Financial income	(1,377)	(581)		(381)
Finance expense	3,682	2,172		1,597
Impact of foreign currencies	(176)	(299)		302
Share in loss of a joint venture (equity method)	392	475		469
Income taxes and deferred taxes	2,595	425		522
Fair value adjustment contingent consideration	0	(192)		0
Other	(245)	87		(22)
Working capital adjustment and income tax paid
Decrease (increase) in trade receivables and other receivables	216	(3,156)		(4,973)
Decrease (increase) in inventories and contracts in progress	(745)	812		(417)
Increase (decrease) in trade payables and other payables	4,196	7,341		2,343
Income tax paid	(2,139)	(1,368)		(1,569)
Interest received	355	0		0
Net cash flow from operating activities	28,402	28,320		9,951
Investing activities
Purchase of property, plant and equipment	(13,472)	(18,270)		(27,733)
Purchase of intangible assets	(2,193)	(1,836)		(4,345)
Proceeds from the sale of property, plant and equipment (net)	278	281		221
Acquisition of subsidiary (net of cash)	(6,331)	0		(27,173)
Investments in joint-ventures	(875)	0		(500)
Convertible loan granted	(2,743)	0		0
Other equity investments in non-listed entities	(281)	(2,671)		0
Interest received	0	363		281
Net cash flow used in investing activities	(25,617)	(22,133)		(59,249)
Financing activities
Proceeds from loans and borrowings	29,000	32,554		54,319
Repayment of loans and borrowings	(12,126)	(18,820)		(11,904)
Repayment leases	(5,283)	(3,102)		(2,947)
Capital increase in parent company	1,268	60,489		0
Direct attributable expense capital increase	0	(4,003)		0
Interest paid	(2,286)	(1,733)		(955)
Other financial income (expense), net	208	(150)		(472)
Net cash flow from (used in) financing activities	10,781	65,235		38,041
Net increase of cash and cash equivalents	13,566	71,422		(11,257)
Cash and cash equivalents at beginning of the year	115,506	43,175	[1]
Exchange rate differences on cash and cash equivalents	(175)	908		(1,480)
Cash and cash equivalents at end of the year	€ 128,897	€ 115,506		€ 43,175

[1]	* The year 2017 has been restated to reflect the final accounting of the ACTech business combination.